Annual Operating Expenses {- Freedom Income Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-10 - Freedom Income Portfolio	Jul. 13, 2021
VIP Freedom Income Portfolio-Initial VIP
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.39%
Total annual operating expenses	0.39%	[1]
VIP Freedom Income Portfolio-Service VIP
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none
Acquired fund fees and expenses	0.39%
Total annual operating expenses	0.49%	[1]
VIP Freedom Income Portfolio-Service 2 VIP
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.39%
Total annual operating expenses	0.64%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.